Prepaid Expenses and Other Current assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid research and development project (1)	$ 4,200,000
Prepaid marketing and promotion expenses (2)	2,000,000
Other prepaid expenses	565,546	69
Other receivables, net	37,207	35,855
Prepaid expenses and other current assets	$ 6,802,753	$ 35,923